Business Segment Information (Schedule of Total Assets by Reportable Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
TOTAL ASSETS	$ 6,479,071	$ 7,137,481	$ 5,702,592
Other assets
Segment Reporting Information [Line Items]
TOTAL ASSETS	43,060	49,737	43,089
Offshore pipeline transportation services
Segment Reporting Information [Line Items]
TOTAL ASSETS	2,359,013	2,486,803	2,575,335
Sodium minerals and sulfur services
Segment Reporting Information [Line Items]
TOTAL ASSETS	1,844,845	1,848,188	395,043
Onshore facilities and transportation
Segment Reporting Information [Line Items]
TOTAL ASSETS	1,431,910	1,927,976	1,875,403
Marine transportation
Segment Reporting Information [Line Items]
TOTAL ASSETS	$ 800,243	$ 824,777	$ 813,722